Lease liabilities (Details) R in Millions	12 Months Ended
Dec. 31, 2019 ZAR (R)
Disclosure of quantitative information about right-of-use assets [line items]
New leases and modifications	R 51.5
Lease liabilities on acquisition of subsidiaries	133.3
Repayment of lease liabilities	(131.7)
Interest charge	33.9
Re-classification and other	(5.7)
Foreign currency translation	(0.5)
Balance at end of the period	382.8
Current portion of lease liabilities	(110.0)
Non-current lease liabilities	272.8
Short-term leases	43.4
Leases of low value assets	54.2
Variable lease payments	13.1
Total lease expense	110.7
Gross lease liabilities	474.9
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Gross lease liabilities	140.0
Between one and five years
Disclosure of quantitative information about right-of-use assets [line items]
Gross lease liabilities	297.8
After five years
Disclosure of quantitative information about right-of-use assets [line items]
Gross lease liabilities	37.1
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Impact of adopting IFRS 16 on 1 January 2019	R 302.0